Derivative instruments and hedging activities (Tables)	3 Months Ended
Mar. 31, 2015
Derivative instruments and hedging activities [Abstract]
Schedule of balance sheet classification and fair values of derivative instruments
		Fair Value		Notional Amount
		March 31,	December 31,	March 31,	December 31,
	Balance sheet location	2015	2014	2015	2014
		U.S. $ in thousands
Assets derivatives -Foreign exchange contracts,
not designated as hedging instruments	Other current assets	$4,007	$3,753	$46,050	$45,000
Liability derivatives -Foreign exchange contracts,	Accrued expenses and
not designated as hedging instruments	other current liabilities	(2,811)	(2,901)	12,686	18,424
Liability derivatives -Foreign exchange contracts,	Accrued expenses and
designated as cash flow hedge	other current liabilities	(863)	(1,243)	38,794	38,426
		$333	$(391)	$97,530	$101,850